TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2025
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL	36. TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT
PERSONNEL
a) Remuneration of Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel (KMP) of the Santander UK group is set out in aggregate below.

	2025	2024	2023
Directors’ remuneration	£	£	£
Salaries and fees	6,069,144	4,879,413	4,733,761
Performance-related payments	5,060,084	2,871,476	1,002,607
Other fixed remuneration (pension and other allowances & non-cash benefits)[1]	1,201,186	516,442	222,538
Total remuneration	12,330,414	8,267,331	5,958,906

	2025	2024	2023
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits	24,409,887	21,742,485	18,449,360
Post-employment benefits	1,123,802	868,368	858,437
Compensation for loss of office[2]	3,000	—	—
Total compensation	25,536,689	22,610,853	19,307,797
1Included in Other fixed remuneration is an employer pension contribution to a defined contribution scheme of £292,540 (2024: £122,915).
2During 2025 legal fees of £3,000 were paid to one KMP in connection to loss of office. In 2024 and 2023, no compensation for loss of office was paid to Directors or Other KMPs. No payments to past directors have been made in respect of 2025 or 2024.
In 2025, the remuneration, excluding pension contributions, of the highest paid Director, was £3,422,838 (2024: £3,160,709, 2023: £2,640,491) of which
£1,686,482 (2024: £1,431,612, 2023: £1,002,607) was performance related. In 2025, the accrued defined benefit pension relating to the highest paid director was
£nil (2024: £nil, 2023: £nil).
b) Retirement benefits
Defined benefit pension schemes are provided to certain employees. See Note 28 for details of the schemes and the related costs and obligations. No director has a deferred pension benefit accruing under a defined benefit scheme. Ex-gratia pensions paid to former Directors of Santander UK plc in 2025, which have been provided for previously, amounted to £445,951 (2024: £430,904; 2023: £327,462). Since the Company became part of the Banco Santander group, the
Board has not awarded any new ex-gratia pensions.
c) Transactions with Directors, Other Key Management Personnel and each of their connected persons
Directors, Other KMP (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2025		2024
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	10	996	8	1,075
Net movements	1	316	2	(79)
At 31 December	11	1,312	10	996

Deposit, bank and instant access accounts and investments
At 1 January	19	1,780	17	1,702
Net movements	2	790	2	78
At 31 December	21	2,570	19	1,780
In 2025 and 2024, no Director held any interest in the shares of any company in the Santander UK group and no Director exercised or was granted any rights to subscribe for shares in any company in the Santander UK group. In addition, in 2025 and 2024, no Directors exercised share options over shares in Banco
Santander SA, the ultimate parent company of the Company.
Secured loans, unsecured loans and overdrafts are made to Directors, Other KMP and their connected persons, in the ordinary course of business, with terms prevailing for comparable transactions and on the same terms and conditions as applicable to other employees in the Santander UK group. Such loans do not involve more than the normal risk of collectability or present any unfavourable features. Amounts deposited by Directors, Other KMP and their connected persons earn interest at the same rates as those offered to the market or on the same terms and conditions applicable to other employees in the Santander UK group.
Deposits, bank and instant access accounts and investments are entered into by Directors, Other KMP and their connected persons on normal market terms and conditions, or on the same terms and conditions as applicable to other employees in Santander UK group.
In 2025 and 2024, two Directors had loans with a principal amount of £380,067 outstanding at 31 December 2025 (2024: £180,000). In 2025, four Other KMPs had loans (2024: two), with a principal amount of £883,163 outstanding at 31 December 2025 (2024: £781,285).
In 2025 and 2024, there were no other transactions, arrangements or agreements with Santander UK in which Directors, Other KMP or their connected persons had a material interest. In addition, in 2025 and 2024, no Director had a material interest in any contract of significance with Santander UK other than a service contract or appointment letter, as appropriate.